Unaudited Condensed Consolidated Balance Sheets		Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 SGD ($)
Current assets
Cash		$ 2,933,523	$ 2,306,410	$ 3,373,424
Accounts receivable, net		196,920	154,823	45,477
Contract assets		4,259,768	3,349,138	4,618,205
Loan receivable – third party		1,189,750	935,411	2,621,944
Other assets – current		144,755	113,810	52,491
Total current assets		8,724,716	6,859,592	10,731,442
Non-current assets
Property and equipment, net		1,552	1,221	3,546
Right-of-use assets, net		272,578	214,308	390,680
Contract assets – non-current		95,707	75,247	333,786
Other assets – non-current		82,782	65,085	72,354
Total non-current assets		452,619	355,861	800,366
Total assets		9,177,335	7,215,453	11,531,808
Current liabilities
Accounts payable		330,671	259,982	1,669,596
Other payables and accruals		628,827	494,400	805,850
Loans and borrowings – current		216,550	170,257	256,729
Operating lease liabilities – current		132,053	103,823	170,776
Finance lease liabilities – current		46,219	36,339	45,032
Total current liabilities		2,650,500	2,083,891	4,002,580
Non-current liabilities
Deferred tax liabilities, net		378,976	297,960	391,836
Loans and borrowings – non-current		472,549	371,530	579,071
Operating lease liabilities – non-current		38,968	30,638	96,921
Finance lease liabilities – non-current		57,066	44,867	80,476
Total non-current liabilities		947,559	744,995	1,148,304
Total liabilities		3,598,059	2,828,886	5,150,884
Commitments and contingencies
Shareholders’ equity
Accumulated other comprehensive income (loss)		(42,870)	(33,705)	250,665
Additional paid-in capital		6,290,712	4,946,046	6,290,712
Accumulated deficit		(671,467)	(527,924)	(163,354)
Total shareholders’ equity		5,579,276	4,386,567	6,380,924
Total liabilities and shareholders’ equity		9,177,335	7,215,453	11,531,808
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares value	[1]	1,549	1,150	1,549
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares value	[1]	1,352	1,000	1,352
Related Party
Current assets
Accounts receivable due from a related party				19,901
Current liabilities
Amount due to related parties		$ 1,296,180	$ 1,019,090	$ 1,054,597

[1]	The shares and per share information are presented on a retrospective basis to reflect the reorganization.